Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets
	March 31, 2022	December 31, 2021
Customer relationships	$5,791,000	$5,791,000
Marketing related	5,917,000	5,917,000
Technology related	623,000	623,000
Total intangible assets	12,331,000	12,331,000
Less: accumulated amortization	(1,251,795)	(887,103)
Intangible assets, net	$11,079,205	$11,443,897

	December 31, 2021	December 31, 2020
Customer Relationships
Identifiable intangible assets	$5,791,000	$3,189,000
Accumulated amortization	(399,480)	(63,419)
Customer relationship identifiable intangible assets, net	5,391,520	3,125,581
Marketing Related
Identifiable intangible assets	5,917,000	841,000
Accumulated amortization	(418,404)	(81,114)
Marketing related identifiable intangible assets, net	5,498,596	759,886
Technology Related
Identifiable intangible assets	623,000	—
Accumulated amortization	(69,219)	—
Technology related identifiable intangible assets, net	553,781	—
Total Identifiable intangible assets, net	$11,443,897	$3,885,467

Schedule of estimated amortization expense
Year Ending December 31,	Amount
2022 – remaining	$1,094,088
2023	1,458,780
2024	1,458,750
2025	1,325,745
2026	1,157,523
Thereafter	4,584,319
Total	$11,079,205

2022	$1,458,780
2023	1,458,780
2024	1,458,750
2025	1,325,745
2026	1,157,523
Thereafter	4,584,319
Total	$11,443,897